SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2013
Selected Statement Of Income Data [Abstract]
Selected Statement Of Income Data [Text Block]
NOTE 14:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development costs, net:

	Year ended December 31,
	2011	2012	2013

Total costs	$7,269	$7,916	$8,419
Less - capitalized software costs	(5,222)	(4,969)	(4,713)

Research and development, net	$2,047	$2,947	$3,706

b.	Financial income (expenses), net:

Interest income net of bank charges	$397	$20	$(170)
Interest expenses related to liabilities in connection with acquisitions	(112)	(48)	(407)
Interest income from debt instruments	67	49	46
Loss arising from foreign currency translation and other	(131)	(11)	(153)

Financial income(expenses), net	$221	$10	$(684)